UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund®

Semi-annual report for the six months ended September 30, 2010

EuroPacific Growth Fund® seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin. More than half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2010:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	0.88%	4.61%	4.65%

The total annual fund operating expense ratio was 0.85% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details.

Results for other share classes can be found on page 5.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

The first half of EuroPacific Growth Fund’s fiscal year was a turbulent one, reflecting sovereign debt crises in a number of European countries, some monetary tightening in China on concerns regarding property prices and a significant oil spill in the Gulf of Mexico. However, markets ended the half year on a stronger note as concerns began to subside and the focus turned to further monetary easing. Despite this turbulent backdrop, many companies reported solid earnings.

The fund returned 2.8% for the six months ended September 30, 2010. This result was slightly better than the 2.4% return of the unmanaged MSCI All Country World ex USA Index, which measures more than 40 developed- and developing-country stock markets, as well as the 1.6% return for the Lipper International Funds Average.

[Begin Sidebar]
Results at a glance
For periods ended September 30, 2010, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime (since
	Six months	1 year	5 years	10 years	4/16/84)
EuroPacific Growth Fund
(Class A shares)	2.8%	7.0%	5.9%	5.3%	12.1%

MSCI All Country World ex USA
Index1,2	2.4	8.0	4.7	4.8	—

Lipper International Funds
Average3	1.6	6.1	2.5	3.0	9.6

MSCI EAFE Index1	0.5	3.7	2.4	3.0	9.4

1 The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
2 The index did not exist prior to December 31, 1987.
3 Source: Lipper. Lipper averages do not reflect the effect of sales charges or taxes.
[End Sidebar]

Uncertain environment

Concerns regarding the solvency of Greece and a number of other European nations took a major toll on stock markets and the euro in the early summer. These countries responded by outlining major fiscal packages to allay concerns about their solvency. In addition, stress tests were performed on all banks within the euro zone, which had the dual effect of improving transparency and confidence. With euro zone industrial production reasonably resilient over the summer, both the markets and the euro rallied quite sharply by the end of the summer. China, which continues to gain importance in the global economy, confronted concerns over a looming property-price bubble. The authorities reacted by instituting a number of administrative measures to reduce the flow of credit to the property sector, which dampened some of the exuberance in the real estate market.

Currencies remained volatile over the half year, with the euro first falling versus the dollar but then rallying sharply toward the end of the period, while the yen strengthened. The expectation that the U.S. would require further economic stimulus measures triggered substantial capital flows into a number of Asian markets, causing sharp appreciation in both their stock markets and currencies. Some countries viewed these inflows as potentially destabilizing to their economies and implemented measures to restrict these flows. Brazil, for instance, which only 10 years ago needed foreign capital to finance its sovereign debt problems, recently implemented measures to limit foreign inflows to protect its now-stronger financial system.

How the fund responded

Financials, the fund’s largest sector at nearly 20% of net assets, were mixed during the period. As the creditworthiness of some sovereign borrowers deteriorated, concerns grew about the strength of publicly funded backstop facilities and potential losses on bank holdings of government debt. British insurer Prudential (+20.4%) and Geneva-based UBS (+4.3%), both large holdings in the fund, helped results, as did India’s Housing Development Finance Corp. (+34.6%) and Brazil’s Banco Bradesco (+19.6%). Others detracted from returns, including Banco Santander (–4.9%), Industrial and Commercial Bank of China (–2.5%), Barclays (–14.2%) and Société Générale (–8.1%). Smaller holdings Allianz (–10.1%), Credit Suisse (–17.2%), Deutsche Bank (–29.2%) and Nomura (–34.3%) were also weak during the period.

Telecommunication services companies made up a big portion of the fund; in fact, the fund’s largest holding was Mexico-based telecommunications company América Móvil (+5.8%). Japanese telecommunications company SOFTBANK, which also does business in China, rose 32.8%; it is one of the few companies domiciled in Japan that did well in the period. Another notable Japanese company was industrial robot manufacturer FANUC, up 19.4%. The stocks of many automakers rose during the period, including Volvo (+45.6%), Daimler (+34.5%) and Hyundai (+31.4%); Honda Motor was flat (+0.6%).

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)
EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1
			MSCI
			All Country
			World
	EuroPacific Growth Fund		ex USA Index2
	(9/30/10)	(3/31/10)	(9/30/10)
Europe

Euro zone3	27.3%	30.0%	21.0%
United Kingdom	10.6	10.1	14.8
Switzerland	7.8	8.0	5.4
Denmark	2.4	2.0	.7
Sweden	1.5	1.6	2.2
Russia	1.2	1.9	1.4
Norway	.8	.8	.6
Other Europe	.5	.7	1.0
	52.1	55.1	47.1

Pacific Basin

Japan	9.5	10.1	14.5
China	4.9	3.5	4.3
Canada	3.3	3.2	7.6
Mexico	3.3	3.5	1.0
South Korea	3.1	2.6	3.2
Taiwan	2.0	2.0	2.5
Australia	1.9	2.4	5.9
Hong Kong	1.6	1.2	1.8
Indonesia	.8	.6	.6
Other Pacific Basin	1.2	1.0	2.4
	31.6	30.1	43.8

Other

India	3.6	3.0	1.9
Brazil	2.2	3.1	3.9
South Africa	1.6	1.6	1.8
Israel	.8	1.1	.6
Other countries	.2	.1	.9
	8.4	8.9	9.1
Short-term securities & other
assets less liabilities	7.9	5.9	—

Total	100.0%	100.0%	100.0%

1 A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
2 Weighted by market capitalization.
3 Countries using the euro as a common currency: Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
[End Sidebar]

Health care companies made up more than 10% of the portfolio; although they had helped returns during the recession, their gains slowed during the six months. Three pharmaceutical companies were among the fund’s top 10 holdings: third-largest Novo Nordisk (+27.3%), fourth-largest Novartis (+6.4%) and fifth-largest Bayer (+3.0%). Other significant holdings in the fund were second-largest Anheuser-Busch InBev (+16.4%) and ninth-largest Nestlé (+3.8%).

Energy stocks fared poorly, with the outlook for the oil industry clouded by the oil rig explosion in the Gulf of Mexico. BP, which operated the well, saw its stock fall 27.8% during the period as it faced multibillion-dollar cleanup costs and legal bills in addition to increased regulatory scrutiny. Royal Dutch Shell, however, edged up 5.5%. Materials stocks also saw heavy declines as commodities prices dropped amid worries over demand from China; ArcelorMittal fell 24.7% and Syngenta declined 10.7%.

Looking ahead

EuroPacific Growth Fund invests around the world, in developed and developing countries, in Europe and Canada, in India and in many other countries that are part of the Pacific Basin. Even as developed countries face difficulties, developing countries are taking up the slack. Although we keep watch for the possibility of another bout of global economic weakness and the potential for currency battles, we have a balanced view of business conditions. The mixed economic data has tended to obscure favorable developments for corporations, such as profit growth, good cash generation, improved balance sheets and rising revenues. The fund’s investment professionals are looking at many companies that not only have these qualities but also operate in markets where growth is less susceptible to the developed world’s economic cycle.

We believe that our focus on companies’ long-term prospects helps bring value to shareholders. We thank you for sharing our long-term outlook and for your support of EuroPacific Growth Fund.

Sincerely,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Carl Kawaja

Carl Kawaja
President

November 8, 2010

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2010:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	1.25%	4.76%	4.64%
Not reflecting CDSC	6.25	5.08	4.64

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.24	5.02	6.43
Not reflecting CDSC	6.24	5.02	6.43

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	7.02	5.84	7.27

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	7.32	—	0.06

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	0.86	4.58	8.39
Not reflecting maximum sales charge	7.01	5.83	9.14

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	1.15	4.63	8.52
Not reflecting CDSC	6.15	4.95	8.52

Class 529-C shares4 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.13	4.95	8.22
Not reflecting CDSC	6.13	4.95	8.22

Class 529-E shares3,4 — first sold 3/7/02	6.68	5.49	8.20

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	7.24	6.02	11.84

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio
September 30, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification (percent of net assets)
Financials	19.88%
Consumer staples	10.58
Consumer discretionary	10.52
Health care	10.02
Telecommunication services	8.50
Other industries	32.53
Rights and bonds & notes	0.09
Short-term securities & other assets less liabilities	7.88
[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	27.3%
United Kingdom	10.6
Japan	9.5
Switzerland	7.8
China	4.9
India	3.6
Mexico	3.3
Canada	3.3
South Korea	3.1
Denmark	2.4
Brazil	2.2
Taiwan	2.0
Other countries	12.1
Short-term securities & other assets less liabilities	7.9

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 92.03%	Shares	(000)	assets

Financials - 19.88%
Prudential PLC (1) (2)	131,472,280	$1,315,870	1.27%
UBS AG (1) (3)	71,962,122	1,223,999	1.19
Banco Santander, SA (1)	89,355,254	1,132,105	1.10
Housing Development Finance Corp. Ltd. (1)	65,696,730	1,072,483	1.04
Agricultural Bank of China, Class H (1) (3)	1,734,094,000	897,316	.87
Industrial and Commercial Bank of China Ltd., Class H (1)	1,112,354,000	827,002	.80
Barclays PLC (1)	152,969,707	718,311
Barclays PLC (1) (4)	6,192,900	29,080	.72
Banco Bradesco SA, preferred nominative	35,535,615	712,392	.69
Société Générale (1)	11,080,242	641,491	.62
Itaú Unibanco Holding SA, preferred nominative	14,379,630	343,938
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	281,412	.61
Fairfax Financial Holdings Ltd.	774,114	315,152
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	203,616	.50
Bank of China Ltd., Class H (1)	916,906,000	480,025	.47
Other securities		10,326,415	10.00
		20,520,607	19.88

Consumer staples - 10.58%
Anheuser-Busch InBev NV (1)	39,103,464	2,297,326
Anheuser-Busch InBev NV, VVPR STRIPS (1) (3)	10,093,238	41	2.23
Nestlé SA (1)	23,552,000	1,255,232	1.22
British American Tobacco PLC (1)	23,169,999	865,667	.84
Tesco PLC (1)	112,197,773	747,682	.72
Danone SA (1)	12,303,168	736,790	.71
Pernod Ricard SA (1)	8,580,652	717,859	.70
Other securities		4,303,091	4.16
		10,923,688	10.58

Consumer discretionary - 10.52%
Daimler AG (1) (3)	26,020,800	1,650,897
Daimler AG (New York registered) (3)	250,000	15,825	1.61
Honda Motor Co., Ltd. (1)	29,549,250	1,051,126	1.02
Industria de Diseño Textil, SA (1)	7,729,674	613,578	.59
British Sky Broadcasting Group PLC (1)	49,684,205	550,676	.53
Other securities		6,971,994	6.77
		10,854,096	10.52

Health care - 10.02%
Novo Nordisk A/S, Class B (1)	22,139,400	2,191,337	2.12
Novartis AG (1)	37,308,325	2,149,852	2.08
Bayer AG (1)	28,674,650	2,002,347	1.94
Roche Holding AG (1)	8,148,436	1,112,590	1.08
Teva Pharmaceutical Industries Ltd. (ADR)	13,738,100	724,685	.70
CSL Ltd. (1)	16,425,000	524,699	.51
Other securities		1,635,530	1.59
		10,341,040	10.02

Telecommunication services - 8.50%
América Móvil, SAB de CV, Series L (ADR)	50,366,501	2,686,045
América Móvil, SAB de CV, Series L	74,020,000	197,185	2.79
SOFTBANK CORP. (1)	40,038,000	1,312,042	1.27
Telefónica, SA (1)	43,744,100	1,085,197	1.05
MTN Group Ltd. (1)	33,224,200	600,362	.58
Koninklijke KPN NV (1)	33,469,900	518,117	.50
Other securities		2,372,996	2.31
		8,771,944	8.50

Information technology - 8.44%
Samsung Electronics Co. Ltd. (1)	1,544,659	1,052,617
Samsung Electronics Co. Ltd., nonvoting preferred (1)	48,800	23,839	1.04
Canon, Inc. (1)	20,801,700	972,708	.94
SAP AG (1)	16,604,795	822,535
SAP AG (ADR)	1,380,000	68,048	.86
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	276,878,136	549,272
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	59,042	.59
HOYA CORP. (1)	21,689,700	530,074	.51
Other securities		4,635,419	4.50
		8,713,554	8.44

Materials - 6.79%
ArcelorMittal (1)	19,288,136	638,361	.62
Syngenta AG (1)	1,974,315	490,962	.48
Other securities		5,882,690	5.69
		7,012,013	6.79

Industrials - 6.75%
Siemens AG (1)	7,171,500	758,499	.74
Schneider Electric SA (1)	4,733,857	601,479	.58
Ryanair Holdings PLC (ADR)	16,857,900	519,392	.50
Other securities		5,085,439	4.93
		6,964,809	6.75

Energy - 6.24%
BP PLC (1)	109,199,694	746,535	.72
OAO Gazprom (ADR) (1)	27,332,000	575,134	.56
Royal Dutch Shell PLC, Class B (1)	14,110,000	411,909
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	76,015	.47
Canadian Natural Resources, Ltd.	14,062,600	486,430	.47
Other securities		4,149,218	4.02
		6,445,241	6.24

Utilities - 1.97%
GDF SUEZ (1)	14,626,539	525,247	.51
Other securities		1,503,254	1.46
		2,028,501	1.97

Miscellaneous - 2.34%
Other common stocks in initial period of acquisition		2,418,649	2.34

Total common stocks (cost: $71,651,933,000)		94,994,142	92.03

			Percent
		Value	of net
Rights - 0.04%		(000)	assets

Miscellaneous - 0.04%
Other rights in initial period of acquisition		44,423	.04

Total rights (cost: $0)		44,423	.04

			Percent
		Value	of net
Bonds & notes - 0.05%		(000)	assets

Financials - 0.05%
Other securities		50,332	.05

Total bonds & notes (cost: $33,994,000)		50,332	.05

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.85%	(000)	(000)	assets

Freddie Mac 0.16%-0.44% due 10/1/2010-6/21/2011	$2,974,634	2,972,544	2.88
Fannie Mae 0.16%-0.51% due 10/1/2010-6/1/2011	2,433,665	2,432,322	2.36
Straight-A Funding LLC 0.24%-0.31% due 10/26-12/16/2010 (4)	510,882	510,664	.49
Novartis Securities Investment Ltd. 0.22%-0.24% due 10/1-12/20/2010 (4)	52,400	52,387	.05
Roche Holdings, Inc. 0.19% due 10/18/2010 (4)	50,000	49,995	.05
Other securities		2,089,127	2.02

Total short-term securities (cost: $8,105,130,000)		8,107,039	7.85

Total investment securities (cost: $79,791,057,000)		103,195,936	99.97
Other assets less liabilities		26,011	.03

Net assets		$103,221,947	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2010 (000)
Prudential PLC (1)	119,635,824	13,166,456	1,330,000	131,472,280	$38,471	$1,315,870
UCB SA (1)	10,749,931	1,168,671	-	11,918,602	12,949	413,413
Capita Group PLC (1)	31,129,005	-	-	31,129,005	8,508	384,716
Hirose Electric Co., Ltd. (1)	2,402,500	-	-	2,402,500	1,990	242,434
Air France (1) (3)	12,008,000	3,002,900	-	15,010,900	-	230,134
Techtronic Industries Co. Ltd. (1)	86,710,000	-	-	86,710,000	919	84,930
HOYA CORP. (5)	23,734,700	130,000	2,175,000	21,689,700	7,185	-
					$70,022	$2,671,497

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $83,985,185,000, which represented 81.36% of the net assets of the fund. This amount includes $83,731,809,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Security did not produce income during the last 12 months.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,543,322,000, which represented 1.50% of the net assets of the fund.

(5) Unaffiliated issuer at 9/30/2010.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at September 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $77,392,529)	$100,524,439
Affiliated issuers (cost: $2,398,528)	2,671,497	$103,195,936
Cash denominated in currencies other than U.S. dollars (cost: $14,020)		14,109
Cash		3,690
Receivables for:
Sales of investments	359,638
Sales of fund's shares	264,059
Dividends and interest	238,966	862,663
		104,076,398
Liabilities:
Unrealized depreciation on open forward currency contracts		15,224
Payables for:
Purchases of investments	408,936
Repurchases of fund's shares	315,887
Investment advisory services	34,803
Services provided by affiliates	31,334
Trustees' deferred compensation	2,817
Non-U.S. taxes	42,987
Other	2,463	839,227
Net assets at September 30, 2010		$103,221,947

Net assets consist of:
Capital paid in on shares of beneficial interest		$92,516,425
Undistributed net investment income		870,848
Accumulated net realized loss		(13,519,042)
Net unrealized appreciation		23,353,716
Net assets at September 30, 2010		$103,221,947

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,613,081 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$38,548,317	971,143	$39.69
Class B	791,885	20,237	39.13
Class C	2,770,599	71,786	38.60
Class F-1	8,519,965	215,737	39.49
Class F-2	4,806,855	120,960	39.74
Class 529-A	863,999	21,946	39.37
Class 529-B	82,171	2,131	38.56
Class 529-C	318,574	8,283	38.46
Class 529-E	47,981	1,230	39.01
Class 529-F-1	60,413	1,533	39.40
Class R-1	292,885	7,658	38.25
Class R-2	1,281,833	33,333	38.46
Class R-3	7,123,443	183,013	38.92
Class R-4	11,842,983	303,282	39.05
Class R-5	15,593,609	392,563	39.72
Class R-6	10,276,435	258,246	39.79

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended September 30, 2010	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $167,267; also includes $70,022 from affiliates)	$1,369,086
Interest	17,364	$1,386,450

Fees and expenses*:
Investment advisory services	205,303
Distribution services	110,098
Transfer agent services	24,860
Administrative services	39,193
Reports to shareholders	1,863
Registration statement and prospectus	2,406
Trustees' compensation	207
Auditing and legal	62
Custodian	10,725
Other	1,329	396,046
Net investment income		990,404

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $30,641 net loss from affiliates)	400,762
Forward currency contracts	(14,076)
Currency transactions	(6,654)	380,032
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $42,987)	1,279,284
Forward currency contracts	(22,084)
Currency translations	3,233	1,260,433
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		1,640,465
Net increase in net assets resulting from operations		$2,630,869

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months ended September 30, 2010*	Year ended March 31, 2010
Operations:
Net investment income	$990,404	$1,275,326
Net realized gain (loss) on investments, forward currency contracts and currency transactions	380,032	(1,253,069)
Net unrealized appreciation on investments, forward currency contracts and currency translations	1,260,433	33,645,974
Net increase in net assets resulting from operations	2,630,869	33,668,231

Dividends paid to shareholders from net investment income	-	(1,624,677)

Net capital share transactions	(1,888,317)	6,951,394

Total increase in net assets	742,552	38,994,948

Net assets:
Beginning of period	102,479,395	63,484,447
End of period (including undistributed and distributions in excess of
net investment income: $870,848 and $(119,556), respectively)	$103,221,947	$102,479,395

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                       unaudited

1.	Organization

EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$2,654,689	$17,865,918	*	$-	$20,520,607
Consumer staples	324,959	10,598,729	*	-	10,923,688
Consumer discretionary	15,825	10,838,271	*	-	10,854,096
Health care	724,685	9,616,355	*	-	10,341,040
Telecommunication services	3,257,050	5,514,894	*	-	8,771,944
Information technology	303,252	8,410,302	*	-	8,713,554
Materials	982,275	6,029,738	*	-	7,012,013
Industrials	623,633	6,341,176	*	-	6,964,809
Energy	2,020,258	4,424,983	*	-	6,445,241
Utilities	-	2,028,501	*	-	2,028,501
Miscellaneous	143,677	2,274,972	*	-	2,418,649
Rights	3,077	41,346	*	-	44,423
Bonds & notes	-	50,332		-	50,332
Short-term securities	-	8,107,039		-	8,107,039
Total	$11,053,380	$92,142,556		$-	$103,195,936

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $83,731,809,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts (†):	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	-	$(15,224)	-	$(15,224)

(†) Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market risks – The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Growth stock risks – The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Risks of investing outside the U.S. – Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

Developing countries risks – Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2003.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$303,813
Capital loss carryforwards*:
Expiring 2017	$(4,409,277)
Expiring 2018	(8,747,831)	(13,157,108)
Post-October capital loss deferrals (realized during the period November 1, 2009, through March 31, 2010)†		(536,617)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of September 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$25,845,267
Gross unrealized depreciation on investment securities	(3,120,731)
Net unrealized appreciation on investment securities	22,724,536
Cost of investment securities	80,471,400

No distributions were paid to shareholders during the six months ended September 30, 2010. Ordinary income distributions paid to shareholders from net investment income and currency gains during the year ended March 31, 2010, were as follows (dollars in thousands):

Share class	Total distributions paid

Class A	$649,914
Class B	9,137
Class C	29,001
Class F-1	136,586
Class F-2	65,004
Class 529-A	12,741
Class 529-B	872
Class 529-C	2,992
Class 529-E	616
Class 529-F-1	940
Class R-1	2,833
Class R-2	13,228
Class R-3	99,779
Class R-4	174,016
Class R-5	329,541
Class R-6*	97,477
Total	$1,624,677

*Class R-6 was offered beginning May 1, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion. For the six months ended September 30, 2010, the investment advisory services fee was $205,303,000, which was equivalent to an annualized rate of 0.425% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended September 30, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$43,728	$24,404	Not applicable	Not applicable	Not applicable
Class B	3,993	456	Not applicable	Not applicable	Not applicable
Class C	13,320	Included in administrative services	$1,901	$283	Not applicable
Class F-1	10,075		5,836	518	Not applicable
Class F-2		Not applicable	2,768	83	Not applicable
Class 529-A	805		382	54	$399
Class 529-B	406		39	14	41
Class 529-C	1,486		143	41	149
Class 529-E	111		21	3	22
Class 529-F-1	-		26	4	27
Class R-1	1,346		192	34	Not applicable
Class R-2	4,536		899	1,646	Not applicable
Class R-3	16,724		4,942	1,128	Not applicable
Class R-4	13,568		8,056	89	Not applicable
Class R-5		Not applicable	7,269	43	Not applicable
Class R-6		Not applicable	2,126	15	Not applicable
Total	$110,098	$24,860	$34,600	$3,955	$638

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $207,000, shown on the accompanying financial statements, includes $203,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2010
Class A	$1,746,961	47,444	$-	-	$(4,483,597)	(123,081)	$(2,736,636)	(75,637)
Class B	9,048	246	-	-	(151,331)	(4,174)	(142,283)	(3,928)
Class C	139,150	3,858	-	-	(319,332)	(9,023)	(180,182)	(5,165)
Class F-1	1,339,952	36,793	-	-	(1,635,230)	(44,885)	(295,278)	(8,092)
Class F-2	1,066,674	29,042	-	-	(451,978)	(12,389)	614,696	16,653
Class 529-A	58,942	1,614	-	-	(44,250)	(1,220)	14,692	394
Class 529-B	733	20	-	-	(11,210)	(313)	(10,477)	(293)
Class 529-C	20,793	582	-	-	(21,819)	(617)	(1,026)	(35)
Class 529-E	3,052	84	-	-	(2,459)	(68)	593	16
Class 529-F-1	5,651	155	-	-	(3,447)	(95)	2,204	60
Class R-1	44,869	1,266	-	-	(37,484)	(1,079)	7,385	187
Class R-2	161,108	4,503	-	-	(207,070)	(5,848)	(45,962)	(1,345)
Class R-3	936,852	26,006	-	-	(1,110,021)	(30,997)	(173,169)	(4,991)
Class R-4	1,789,724	49,420	-	-	(1,478,037)	(41,005)	311,687	8,415
Class R-5	1,821,147	49,799	-	-	(3,325,652)	(90,368)	(1,504,505)	(40,569)
Class R-6	2,962,077	80,200	-	-	(712,133)	(19,472)	2,249,944	60,728
Total net increase
(decrease)	$12,106,733	331,032	$-	-	$(13,995,050)	(384,634)	$(1,888,317)	(53,602)

Year ended March 31, 2010
Class A	$5,235,816	148,668	$616,303	16,041	$(7,450,534)	(211,572)	$(1,598,415)	(46,863)
Class B	44,155	1,285	8,826	232	(252,522)	(7,319)	(199,541)	(5,802)
Class C	475,194	13,632	27,520	733	(474,519)	(13,843)	28,195	522
Class F-1	3,369,389	95,683	119,327	3,121	(2,535,792)	(73,594)	952,924	25,210
Class F-2	3,000,616	86,582	43,156	1,125	(520,364)	(14,665)	2,523,408	73,042
Class 529-A	129,897	3,663	12,740	334	(66,591)	(1,891)	76,046	2,106
Class 529-B	3,672	107	872	23	(7,787)	(223)	(3,243)	(93)
Class 529-C	54,225	1,567	2,990	80	(32,334)	(936)	24,881	711
Class 529-E	7,835	225	616	16	(4,271)	(125)	4,180	116
Class 529-F-1	13,748	386	939	25	(8,176)	(232)	6,511	179
Class R-1	107,453	3,109	2,809	75	(48,624)	(1,420)	61,638	1,764
Class R-2	434,030	12,639	13,224	353	(328,857)	(9,505)	118,397	3,487
Class R-3	2,395,619	68,862	99,730	2,641	(1,641,141)	(46,786)	854,208	24,717
Class R-4	4,587,664	133,758	173,854	4,600	(4,444,695)	(130,781)	316,823	7,577
Class R-5	5,457,232	154,407	327,906	8,548	(8,657,627)	(255,131)	(2,872,489)	(92,176)
Class R-6(†)	9,048,953	263,880	97,026	2,525	(2,488,108)	(68,887)	6,657,871	197,518
Total net increase
(decrease)	$34,365,498	988,453	$1,547,838	40,472	$(28,961,942)	(836,910)	$6,951,394	192,015

(*) Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,569,915,000 and $14,570,022,000, respectively, during the six months ended September 30, 2010.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of September 30, 2010, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
			Contract amount		Unrealized
	Settlement date	Counterparty	Receive	Deliver	depreciation at 9/30/2010

Sales:
Euros	10/20/2010	Bank of New York Mellon	$30,541	€23,457	$(1,432)
Euros	10/21/2010	Bank of New York Mellon	$57,792	€44,289	(2,575)
Euros	10/26/2010	JPMorgan Chase	$57,671	€43,911	(2,179)
Euros	10/29/2010	JPMorgan Chase	$61,051	€45,000	(282)
Japanese yen	10/22/2010	HSBC Bank	$319,823	¥27,424,544	(8,756)

Forward currency contracts - net					$(15,224)

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 9/30/2010(5)	$38.62	$.38	$.69	$1.07	$-	$-	$-	$39.69	2.77%	$38,548	.83	%⁽⁶⁾	.83	%⁽⁶⁾	2.06	%⁽⁶⁾
	Year ended 3/31/2010	25.78	.51	12.95	13.46	(.62)	-	(.62)	38.62	52.23	40,426	.85		.85		1.45
	Year ended 3/31/2009	46.83	.88	(19.76)	(18.88)	(.78)	(1.39)	(2.17)	25.78	(40.54)	28,192	.83		.80		2.40
	Year ended 3/31/2008	47.92	.95	2.60	3.55	(1.01)	(3.63)	(4.64)	46.83	6.40	57,445	.79		.74		1.87
	Year ended 3/31/2007	44.20	.71	6.49	7.20	(.77)	(2.71)	(3.48)	47.92	16.63	57,407	.79		.75		1.54
	Year ended 3/31/2006	35.63	.62	9.99	10.61	(.72)	(1.32)	(2.04)	44.20	30.25	50,209	.81		.76		1.58

Class B:	Six months ended 9/30/2010(5)	38.21	.25	.67	.92	-	-	-	39.13	2.41	792	1.58⁽⁶⁾		1.58⁽⁶⁾		1.35⁽⁶⁾
	Year ended 3/31/2010	25.52	.26	12.79	13.05	(.36)	-	(.36)	38.21	51.12	923	1.59		1.59		.77
	Year ended 3/31/2009	46.14	.62	(19.44)	(18.82)	(.41)	(1.39)	(1.80)	25.52	(40.98)	765	1.57		1.54		1.70
	Year ended 3/31/2008	47.31	.56	2.54	3.10	(.64)	(3.63)	(4.27)	46.14	5.60	1,775	1.52		1.48		1.12
	Year ended 3/31/2007	43.71	.35	6.42	6.77	(.46)	(2.71)	(3.17)	47.31	15.78	1,709	1.54		1.50		.78
	Year ended 3/31/2006	35.29	.32	9.88	10.20	(.46)	(1.32)	(1.78)	43.71	29.32	1,394	1.55		1.51		.82

Class C:	Six months ended 9/30/2010(5)	37.70	.23	.67	.90	-	-	-	38.60	2.39	2,771	1.62⁽⁶⁾		1.62⁽⁶⁾		1.27⁽⁶⁾
	Year ended 3/31/2010	25.21	.22	12.65	12.87	(.38)	-	(.38)	37.70	51.06	2,901	1.63		1.63		.66
	Year ended 3/31/2009	45.64	.58	(19.20)	(18.62)	(.42)	(1.39)	(1.81)	25.21	(41.00)	1,927	1.62		1.58		1.63
	Year ended 3/31/2008	46.85	.53	2.53	3.06	(.64)	(3.63)	(4.27)	45.64	5.57	4,093	1.57		1.53		1.06
	Year ended 3/31/2007	43.35	.31	6.35	6.66	(.45)	(2.71)	(3.16)	46.85	15.65	3,640	1.62		1.58		.69
	Year ended 3/31/2006	35.04	.27	9.82	10.09	(.46)	(1.32)	(1.78)	43.35	29.21	2,697	1.64		1.60		.71

Class F-1:	Six months ended 9/30/2010(5)	38.43	.37	.69	1.06	-	-	-	39.49	2.76	8,520	.86⁽⁶⁾		.86⁽⁶⁾		2.01⁽⁶⁾
	Year ended 3/31/2010	25.66	.49	12.91	13.40	(.63)	-	(.63)	38.43	52.24	8,601	.86		.86		1.39
	Year ended 3/31/2009	46.62	.87	(19.68)	(18.81)	(.76)	(1.39)	(2.15)	25.66	(40.55)	5,097	.84		.81		2.38
	Year ended 3/31/2008	47.73	.92	2.60	3.52	(1.00)	(3.63)	(4.63)	46.62	6.38	10,328	.81		.77		1.81
	Year ended 3/31/2007	44.05	.69	6.47	7.16	(.77)	(2.71)	(3.48)	47.73	16.59	8,639	.82		.78		1.50
	Year ended 3/31/2006	35.52	.59	9.97	10.56	(.71)	(1.32)	(2.03)	44.05	30.22	6,686	.84		.80		1.50

Class F-2:	Six months ended 9/30/2010(5)	38.62	.41	.71	1.12	-	-	-	39.74	2.90	4,807	.60⁽⁶⁾		.60⁽⁶⁾		2.22⁽⁶⁾
	Year ended 3/31/2010	25.78	.47	13.10	13.57	(.73)	-	(.73)	38.62	52.65	4,028	.60		.60		1.31
	Period from 8/1/2008 to 3/31/2009	43.75	.29	(16.05)	(15.76)	(.82)	(1.39)	(2.21)	25.78	(36.26)	806	.63	(6)	.61	(6)	1.59	(6)

Class 529-A:	Six months ended 9/30/2010(5)	38.31	.36	.70	1.06	-	-	-	39.37	2.77	864	.87⁽⁶⁾		.87⁽⁶⁾		1.98⁽⁶⁾
	Year ended 3/31/2010	25.59	.48	12.86	13.34	(.62)	-	(.62)	38.31	52.14	826	.89		.89		1.37
	Year ended 3/31/2009	46.53	.82	(19.59)	(18.77)	(.78)	(1.39)	(2.17)	25.59	(40.54)	497	.87		.83		2.30
	Year ended 3/31/2008	47.66	.90	2.60	3.50	(1.00)	(3.63)	(4.63)	46.53	6.34	789	.83		.79		1.78
	Year ended 3/31/2007	44.00	.67	6.48	7.15	(.78)	(2.71)	(3.49)	47.66	16.59	601	.83		.79		1.45
	Year ended 3/31/2006	35.49	.58	9.97	10.55	(.72)	(1.32)	(2.04)	44.00	30.21	387	.85		.80		1.47

Class 529-B:	Six months ended 9/30/2010(5)	37.68	.22	.66	.88	-	-	-	38.56	2.33	82	1.69⁽⁶⁾		1.69⁽⁶⁾		1.22⁽⁶⁾
	Year ended 3/31/2010	25.20	.20	12.63	12.83	(.35)	-	(.35)	37.68	50.94	91	1.71		1.71		.59
	Year ended 3/31/2009	45.71	.53	(19.20)	(18.67)	(.45)	(1.39)	(1.84)	25.20	(41.03)	63	1.69		1.65		1.49
	Year ended 3/31/2008	46.93	.48	2.53	3.01	(.60)	(3.63)	(4.23)	45.71	5.47	107	1.66		1.61		.97
	Year ended 3/31/2007	43.42	.28	6.37	6.65	(.43)	(2.71)	(3.14)	46.93	15.60	90	1.67		1.63		.63
	Year ended 3/31/2006	35.09	.25	9.82	10.07	(.42)	(1.32)	(1.74)	43.42	29.10	64	1.71		1.67		.64

Class 529-C:	Six months ended 9/30/2010(5)	37.58	.21	.67	.88	-	-	-	38.46	2.34	319	1.68⁽⁶⁾		1.68⁽⁶⁾		1.18⁽⁶⁾
	Year ended 3/31/2010	25.14	.20	12.62	12.82	(.38)	-	(.38)	37.58	50.98	313	1.70		1.70		.57
	Year ended 3/31/2009	45.63	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.14	(41.05)	191	1.68		1.65		1.49
	Year ended 3/31/2008	46.87	.48	2.53	3.01	(.62)	(3.63)	(4.25)	45.63	5.47	317	1.65		1.61		.96
	Year ended 3/31/2007	43.38	.28	6.37	6.65	(.45)	(2.71)	(3.16)	46.87	15.62	248	1.67		1.63		.62
	Year ended 3/31/2006	35.08	.24	9.83	10.07	(.45)	(1.32)	(1.77)	43.38	29.11	164	1.70		1.66		.63

Class 529-E:	Six months ended 9/30/2010(5)	$38.02	$.31	$.68	$.99	$-	$-	$-	$39.01	2.60%	$48	1.17	%⁽⁶⁾	1.17	%⁽⁶⁾	1.69	%⁽⁶⁾
	Year ended 3/31/2010	25.41	.37	12.77	13.14	(.53)	-	(.53)	38.02	51.73	46	1.19		1.19		1.08
	Year ended 3/31/2009	46.17	.71	(19.42)	(18.71)	(.66)	(1.39)	(2.05)	25.41	(40.73)	28	1.17		1.14		2.00
	Year ended 3/31/2008	47.34	.74	2.57	3.31	(.85)	(3.63)	(4.48)	46.17	6.00	45	1.14		1.10		1.47
	Year ended 3/31/2007	43.75	.52	6.43	6.95	(.65)	(2.71)	(3.36)	47.34	16.21	36	1.15		1.11		1.14
	Year ended 3/31/2006	35.33	.45	9.91	10.36	(.62)	(1.32)	(1.94)	43.75	29.77	24	1.18		1.13		1.13

Class 529-F-1:	Six months ended 9/30/2010(5)	38.30	.40	.70	1.10	-	-	-	39.40	2.87	60	.67⁽⁶⁾		.67⁽⁶⁾		2.17⁽⁶⁾
	Year ended 3/31/2010	25.57	.55	12.86	13.41	(.68)	-	(.68)	38.30	52.47	56	.69		.69		1.58
	Year ended 3/31/2009	46.54	.88	(19.60)	(18.72)	(.86)	(1.39)	(2.25)	25.57	(40.44)	33	.67		.64		2.48
	Year ended 3/31/2008	47.65	.99	2.62	3.61	(1.09)	(3.63)	(4.72)	46.54	6.55	51	.64		.60		1.96
	Year ended 3/31/2007	43.98	.74	6.49	7.23	(.85)	(2.71)	(3.56)	47.65	16.79	39	.65		.61		1.61
	Year ended 3/31/2006	35.45	.64	9.96	10.60	(.75)	(1.32)	(2.07)	43.98	30.39	23	.70		.66		1.63

Class R-1:	Six months ended 9/30/2010(5)	37.36	.22	.67	.89	-	-	-	38.25	2.38	293	1.62⁽⁶⁾		1.62⁽⁶⁾		1.24⁽⁶⁾
	Year ended 3/31/2010	25.01	.20	12.57	12.77	(.42)	-	(.42)	37.36	51.08	279	1.64		1.64		.59
	Year ended 3/31/2009	45.45	.54	(19.09)	(18.55)	(.50)	(1.39)	(1.89)	25.01	(41.01)	143	1.61		1.57		1.55
	Year ended 3/31/2008	46.71	.49	2.54	3.03	(.66)	(3.63)	(4.29)	45.45	5.52	190	1.61		1.57		.99
	Year ended 3/31/2007	43.29	.28	6.38	6.66	(.53)	(2.71)	(3.24)	46.71	15.68	136	1.62		1.58		.61
	Year ended 3/31/2006	35.04	.26	9.82	10.08	(.51)	(1.32)	(1.83)	43.29	29.16	66	1.65		1.61		.66

Class R-2:	Six months ended 9/30/2010(5)	37.56	.22	.68	.90	-	-	-	38.46	2.40	1,282	1.63⁽⁶⁾		1.63⁽⁶⁾		1.26⁽⁶⁾
	Year ended 3/31/2010	25.13	.20	12.62	12.82	(.39)	-	(.39)	37.56	51.02	1,303	1.66		1.66		.60
	Year ended 3/31/2009	45.62	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.13	(41.05)	784	1.68		1.64		1.51
	Year ended 3/31/2008	46.84	.50	2.54	3.04	(.63)	(3.63)	(4.26)	45.62	5.51	1,296	1.61		1.57		1.01
	Year ended 3/31/2007	43.36	.30	6.35	6.65	(.46)	(2.71)	(3.17)	46.84	15.66	1,093	1.67		1.59		.66
	Year ended 3/31/2006	35.07	.26	9.83	10.09	(.48)	(1.32)	(1.80)	43.36	29.20	735	1.76		1.60		.68

Class R-3:	Six months ended 9/30/2010(5)	37.93	.31	.68	.99	-	-	-	38.92	2.61	7,123	1.14⁽⁶⁾		1.14⁽⁶⁾		1.74⁽⁶⁾
	Year ended 3/31/2010	25.35	.38	12.75	13.13	(.55)	-	(.55)	37.93	51.80	7,131	1.15		1.15		1.10
	Year ended 3/31/2009	46.04	.77	(19.41)	(18.64)	(.66)	(1.39)	(2.05)	25.35	(40.70)	4,139	1.11		1.08		2.14
	Year ended 3/31/2008	47.20	.78	2.54	3.32	(.85)	(3.63)	(4.48)	46.04	6.05	7,639	1.11		1.07		1.55
	Year ended 3/31/2007	43.64	.52	6.41	6.93	(.66)	(2.71)	(3.37)	47.20	16.20	6,918	1.15		1.10		1.14
	Year ended 3/31/2006	35.23	.46	9.89	10.35	(.62)	(1.32)	(1.94)	43.64	29.85	4,336	1.15		1.11		1.18

Class R-4:	Six months ended 9/30/2010(5)	38.00	.36	.69	1.05	-	-	-	39.05	2.76	11,843	.86⁽⁶⁾		.86⁽⁶⁾		1.99⁽⁶⁾
	Year ended 3/31/2010	25.37	.50	12.76	13.26	(.63)	-	(.63)	38.00	52.21	11,204	.86		.86		1.43
	Year ended 3/31/2009	46.17	.81	(19.43)	(18.62)	(.79)	(1.39)	(2.18)	25.37	(40.53)	7,290	.85		.82		2.29
	Year ended 3/31/2008	47.31	.88	2.60	3.48	(.99)	(3.63)	(4.62)	46.17	6.32	10,970	.85		.81		1.75
	Year ended 3/31/2007	43.69	.64	6.45	7.09	(.76)	(2.71)	(3.47)	47.31	16.61	8,627	.87		.82		1.41
	Year ended 3/31/2006	35.25	.57	9.91	10.48	(.72)	(1.32)	(2.04)	43.69	30.20	5,352	.87		.83		1.45

Class R-5:	Six months ended 9/30/2010(5)	38.59	.43	.70	1.13	-	-	-	39.72	2.93	15,594	.55⁽⁶⁾		.55⁽⁶⁾		2.32⁽⁶⁾
	Year ended 3/31/2010	25.75	.63	12.93	13.56	(.72)	-	(.72)	38.59	52.70	16,716	.56		.56		1.80
	Year ended 3/31/2009	46.86	.93	(19.74)	(18.81)	(.91)	(1.39)	(2.30)	25.75	(40.37)	13,529	.54		.51		2.60
	Year ended 3/31/2008	47.94	1.05	2.63	3.68	(1.13)	(3.63)	(4.76)	46.86	6.64	19,731	.55		.50		2.05
	Year ended 3/31/2007	44.22	.78	6.53	7.31	(.88)	(2.71)	(3.59)	47.94	16.91	14,993	.57		.52		1.70
	Year ended 3/31/2006	35.64	.69	10.02	10.71	(.81)	(1.32)	(2.13)	44.22	30.56	9,059	.58		.53		1.74

Class R-6:	Six months ended 9/30/2010(5)	38.65	.42	.72	1.14	-	-	-	39.79	2.95	10,276	.51⁽⁶⁾		.51⁽⁶⁾		2.29⁽⁶⁾
	Period from 5/1/2009 to 3/31/2010	28.64	.42	10.30	10.72	(.71)	-	(.71)	38.65	37.43	7,635	.52	(6)	.52	(6)	1.26	(6)

	Six months ended September 30,	Year ended March 31
	2010(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all classes of shares	13%	26%	41%	38%	27%	35%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                               unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010, through September 30, 2010).

Actual expenses:
The first line of each share class in the table on page 36 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on page 36 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2010	Ending account value 9/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,027.69	$4.22	.83%
Class A -- assumed 5% return	1,000.00	1,020.91	4.20	.83
Class B -- actual return	1,000.00	1,024.07	8.02	1.58
Class B -- assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class C -- actual return	1,000.00	1,023.87	8.22	1.62
Class C -- assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class F-1 -- actual return	1,000.00	1,027.57	4.37	.86
Class F-1 -- assumed 5% return	1,000.00	1,020.76	4.36	.86
Class F-2 -- actual return	1,000.00	1,028.99	3.05	.60
Class F-2 -- assumed 5% return	1,000.00	1,022.06	3.04	.60
Class 529-A -- actual return	1,000.00	1,027.68	4.42	.87
Class 529-A -- assumed 5% return	1,000.00	1,020.71	4.41	.87
Class 529-B -- actual return	1,000.00	1,023.34	8.57	1.69
Class 529-B -- assumed 5% return	1,000.00	1,016.60	8.54	1.69
Class 529-C -- actual return	1,000.00	1,023.42	8.52	1.68
Class 529-C -- assumed 5% return	1,000.00	1,016.65	8.49	1.68
Class 529-E -- actual return	1,000.00	1,026.04	5.94	1.17
Class 529-E -- assumed 5% return	1,000.00	1,019.20	5.92	1.17
Class 529-F-1 -- actual return	1,000.00	1,028.73	3.41	.67
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.71	3.40	.67
Class R-1 -- actual return	1,000.00	1,023.84	8.22	1.62
Class R-1 -- assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class R-2 -- actual return	1,000.00	1,023.96	8.27	1.63
Class R-2 -- assumed 5% return	1,000.00	1,016.90	8.24	1.63
Class R-3 -- actual return	1,000.00	1,026.09	5.79	1.14
Class R-3 -- assumed 5% return	1,000.00	1,019.35	5.77	1.14
Class R-4 -- actual return	1,000.00	1,027.64	4.37	.86
Class R-4 -- assumed 5% return	1,000.00	1,020.76	4.36	.86
Class R-5 -- actual return	1,000.00	1,029.26	2.80	.55
Class R-5 -- assumed 5% return	1,000.00	1,022.31	2.79	.55
Class R-6 -- actual return	1,000.00	1,029.49	2.59	.51
Class R-6 -- assumed 5% return	1,000.00	1,022.51	2.59	.51

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Offices of the fund and
of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2010, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
>EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-916-1110P

Litho in USA BG/ALD/8082-S26167

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

September 30, 2010
unaudited

Common stocks — 92.03%	Shares	Value (000)

FINANCIALS — 19.88%
Prudential PLC1,2	131,472,280	$1,315,870
UBS AG1,3	71,962,122	1,223,999
Banco Santander, SA1	89,355,254	1,132,105
Housing Development Finance Corp. Ltd.1	65,696,730	1,072,483
Agricultural Bank of China, Class H1,3	1,734,094,000	897,316
Industrial and Commercial Bank of China Ltd., Class H1	1,112,354,000	827,002
Barclays PLC1	152,969,707	718,311
Barclays PLC1,4	6,192,900	29,080
Banco Bradesco SA, preferred nominative	35,535,615	712,392
Société Générale1	11,080,242	641,491
Itaú Unibanco Holding SA, preferred nominative	14,379,630	343,938
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	281,412
Fairfax Financial Holdings Ltd.	774,114	315,152
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	203,616
Bank of China Ltd., Class H1	916,906,000	480,025
Erste Bank der oesterreichischen Sparkassen AG1	11,943,297	478,973
Deutsche Bank AG1	8,543,504	466,928
AXA SA1	25,623,795	449,926
BNP Paribas SA1	6,191,980	442,486
Credit Suisse Group AG1	10,155,871	434,955
HDFC Bank Ltd.1	7,781,258	431,151
Sun Hung Kai Properties Ltd.1	23,161,000	397,334
China Life Insurance Co. Ltd., Class H1	98,030,000	388,588
DLF Ltd.1	43,139,235	362,596
ICICI Bank Ltd.1	14,358,568	355,232
State Bank of India1	4,906,336	353,899
Woori Finance Holdings Co., Ltd.1	27,818,980	346,460
Bank of Nova Scotia	6,420,000	342,683
PT Bank Central Asia Tbk1	450,000,000	339,305
Banco Bilbao Vizcaya Argentaria, SA1	25,000,000	338,565
HSBC Holdings PLC (Hong Kong)1	25,858,493	264,907
HSBC Holdings PLC (United Kingdom)1	5,670,000	57,420
Sampo Oyj, Class A1	11,528,722	311,625
Ping An Insurance (Group) Co. of China, Ltd., Class H1	29,953,000	305,751
DnB NOR ASA1	21,556,767	293,900
Lloyds Banking Group PLC1,3	245,234,895	286,209
Sberbank (Savings Bank of the Russian Federation) (GDR)1	825,935	253,376
Ayala Land, Inc.1	601,283,600	240,666
Türkiye Garanti Bankasi AS1	38,700,000	224,337
Hana Financial Holdings1	7,157,370	211,858
China Construction Bank Corp., Class H1	238,800,000	208,827
Sino Land Co. Ltd.1	97,670,000	201,775
Toronto-Dominion Bank	2,470,000	178,726
UniCredit SpA1	68,427,598	175,227
Australia and New Zealand Banking Group Ltd.1	7,448,188	170,481
Banco do Brasil SA, ordinary nominative	8,684,800	164,919
PartnerRe Holdings Ltd.	1,395,000	111,851
Standard Chartered PLC1	3,044,601	87,488
Topdanmark A/S1,3	673,550	84,851
Daito Trust Construction Co., Ltd.1	1,315,000	78,612
Allianz SE1	626,500	70,726
Royal Bank of Scotland Group PLC1,3	90,730,000	67,459
Shinhan Financial Group Co., Ltd.1	1,708,620	65,410
Macquarie Group Ltd.1	1,600,000	56,216
Skandinaviska Enskilda Banken AB, Class A1	7,259,722	53,925
Svenska Handelsbanken AB, Class A1	1,500,000	49,225
Singapore Exchange Ltd.1	6,000,000	41,226
Sumitomo Mitsui Financial Group, Inc.1	1,020,000	29,764
Kerry Properties Ltd.1	4,420,730	23,875
QBE Insurance Group Ltd.1	1,275,000	21,271
Nomura Holdings, Inc.1	1,120,000	5,431
		20,520,607

CONSUMER STAPLES — 10.58%
Anheuser-Busch InBev NV1	39,103,464	2,297,326
Anheuser-Busch InBev NV, VVPR STRIPS1,3	10,093,238	41
Nestlé SA1	23,552,000	1,255,232
British American Tobacco PLC1	23,169,999	865,667
Tesco PLC1	112,197,773	747,682
Danone SA1	12,303,168	736,790
Pernod Ricard SA1	8,580,652	717,859
L’Oréal SA1	3,977,600	448,178
METRO AG1	5,793,269	377,459
Wilmar International Ltd.1	79,273,000	362,023
Associated British Foods PLC1	20,755,000	342,192
Unilever NV, depository receipts1	11,221,000	336,197
Koninklijke Ahold NV1	24,513,000	330,579
Wal-Mart de México, SAB de CV, Series V	129,671,436	324,959
Shoprite Holdings Ltd.1	18,704,192	264,937
SABMiller PLC1	7,886,000	252,311
Asahi Breweries, Ltd.1	10,362,500	207,662
Woolworths Ltd.1	6,090,626	169,906
Coca-Cola Amatil Ltd.1	13,964,067	161,799
Coca-Cola Hellenic Bottling Co. SA1	5,700,000	150,115
OJSC Magnit (GDR)1	4,500,000	113,429
Wesfarmers Ltd.1	3,052,650	97,046
Diageo PLC1	5,500,000	94,776
Unilever PLC1	2,526,750	73,211
Tingyi (Cayman Islands) Holding Corp.1	24,250,000	66,733
Foster’s Group Ltd.1	11,028,000	65,176
Beiersdorf AG1	723,900	44,434
Japan Tobacco Inc.1	5,988	19,969
		10,923,688

CONSUMER DISCRETIONARY — 10.52%
Daimler AG1,3	26,020,800	1,650,897
Daimler AG (New York registered)3	250,000	15,825
Honda Motor Co., Ltd.1	29,549,250	1,051,126
Industria de Diseño Textil, SA1	7,729,674	613,578
British Sky Broadcasting Group PLC1	49,684,205	550,676
Toyota Motor Corp.1	11,333,300	406,214
H & M Hennes & Mauritz AB, Class B1	10,578,000	382,994
adidas AG, non-registered shares1	5,658,000	350,685
Hyundai Mobis Co., Ltd.1	1,555,000	350,491
Naspers Ltd., Class N1	6,655,000	325,190
Peugeot SA1,3	9,361,900	315,923
Renault SA1,3	5,337,046	275,661
Cie. Générale des Établissements Michelin, Class B1	3,506,615	267,608
Fiat SpA1	17,054,900	263,818
Bayerische Motoren Werke AG1	3,670,000	257,822
Hero Honda Motors Ltd.1	6,090,000	251,400
OPAP SA1	15,901,490	251,009
Hyundai Motor Co.1	1,864,390	250,174
Nissan Motor Co., Ltd.1	27,484,800	240,732
Nikon Corp.1	12,481,700	232,284
Yamada Denki Co., Ltd.1	3,442,150	213,614
Swatch Group Ltd, non-registered shares1	477,800	180,090
Swatch Group Ltd1	478,484	33,086
Li & Fung Ltd.1	37,935,000	212,333
Sony Corp.1	6,855,000	212,031
LG Electronics Inc.1	2,204,000	185,759
Dongfeng Motor Group Co., Ltd., Class H1	82,098,000	168,044
Volkswagen AG, nonvoting preferred1	1,330,000	160,779
Carnival PLC1	3,900,000	153,407
LVMH Moët Hennessey-Louis Vuitton SA1	980,000	144,045
Porsche Automobil Holding SE, nonvoting preferred1	2,310,403	114,617
WPP PLC1	9,972,000	110,431
JCDecaux SA1,3	3,528,700	93,210
Mediaset SpA1	12,444,198	88,268
Techtronic Industries Co. Ltd.1,2	86,710,000	84,930
Marks and Spencer Group PLC1	13,900,000	84,801
Suzuki Motor Corp.1	3,946,333	83,010
Esprit Holdings Ltd.1	12,424,422	66,970
Belle International Holdings Ltd.1	26,700,000	53,617
Kingfisher PLC1	9,259,650	34,057
PT Astra International Tbk1	4,568,500	29,105
Carphone Warehouse Group PLC1,3	6,115,000	26,203
Dixons Retail PLC1,3	43,448,571	17,582
		10,854,096

HEALTH CARE — 10.02%
Novo Nordisk A/S, Class B1	22,139,400	2,191,337
Novartis AG1	37,308,325	2,149,852
Bayer AG1	28,674,650	2,002,347
Roche Holding AG1	8,148,436	1,112,590
Teva Pharmaceutical Industries Ltd. (ADR)	13,738,100	724,685
CSL Ltd.1	16,425,000	524,699
UCB SA1,2	11,918,602	413,413
Smith & Nephew PLC1	39,825,000	363,341
Merck KGaA1	2,859,558	240,287
Richter Gedeon Nyrt1	849,000	196,740
Essilor International1	1,882,000	129,551
Terumo Corp.1	2,175,000	115,707
Lonza Group Ltd.1	1,047,012	89,491
Shionogi & Co., Ltd.1	4,750,000	87,000
		10,341,040

TELECOMMUNICATION SERVICES — 8.50%
América Móvil, SAB de CV, Series L (ADR)	50,366,501	2,686,045
América Móvil, SAB de CV, Series L	74,020,000	197,185
SOFTBANK CORP.1	40,038,000	1,312,042
Telefónica, SA1	43,744,100	1,085,197
MTN Group Ltd.1	33,224,200	600,362
Koninklijke KPN NV1	33,469,900	518,117
China Telecom Corp. Ltd., Class H1	577,442,000	316,209
Vodafone Group PLC1	126,444,919	313,010
Telekom Austria AG, non-registered shares1	16,601,203	249,558
Portugal Telecom, SGPS, SA1	17,545,665	233,752
Bharti Airtel Ltd.1	22,430,000	182,972
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	157,269,200	162,388
Teléfonos de México, SAB de CV, Class L (ADR)	9,701,700	144,846
Philippine Long Distance Telephone Co.1	2,380,460	142,015
OJSC Mobile TeleSystems (ADR)	6,537,000	138,781
Singapore Telecommunications Ltd.1	49,795,824	118,826
Millicom International Cellular SA	940,000	90,193
Iliad SA1	657,500	68,606
KDDI Corp.1	13,400	64,220
Telekomunikacja Polska SA1	10,001,227	61,815
Orascom Telecom Holding SAE (GDR)1,3	12,693,555	55,125
China Mobile Ltd.1	3,000,000	30,680
		8,771,944

INFORMATION TECHNOLOGY — 8.44%
Samsung Electronics Co. Ltd.1	1,544,659	1,052,617
Samsung Electronics Co. Ltd., nonvoting preferred1	48,800	23,839
Canon, Inc.1	20,801,700	972,708
SAP AG1	16,604,795	822,535
SAP AG (ADR)	1,380,000	68,048
Taiwan Semiconductor Manufacturing Co. Ltd.1	276,878,136	549,272
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	59,042
HOYA CORP.1	21,689,700	530,074
Nintendo Co., Ltd.1	1,722,000	430,352
Tencent Holdings Ltd.1	17,415,000	378,928
HTC Corp.1	16,538,610	375,142
Telefonaktiebolaget LM Ericsson, Class B1	31,115,188	341,812
MediaTek Inc.1	24,124,513	339,240
Murata Manufacturing Co., Ltd.1	6,381,900	336,438
Nippon Electric Glass Co., Ltd.1	20,400,000	278,939
Hon Hai Precision Industry Co., Ltd.1	65,357,600	245,622
Hirose Electric Co., Ltd.1,2	2,402,500	242,434
Nokia Corp.1	17,795,000	178,943
Advanced Semiconductor Engineering, Inc.1	213,931,448	172,807
Acer Inc.1	60,608,377	153,945
Delta Electronics, Inc.1	36,386,563	151,929
LG Display Co., Ltd.1	4,285,000	148,356
STMicroelectronics NV1	16,650,000	127,805
Tokyo Electron Ltd.1	2,350,000	118,216
Arm Holdings PLC1	17,750,000	110,645
Rohm Co., Ltd.1	1,745,000	107,909
Redecard SA, ordinary nominative	6,510,000	100,997
ASML Holding NV1	2,699,126	80,931
Cielo SA, ordinary nominative	8,634,100	75,165
Ibiden Co., Ltd.1	2,695,200	68,610
Konica Minolta Holdings, Inc.1	3,961,000	38,631
Keyence Corp.1	145,000	31,623
		8,713,554

MATERIALS — 6.79%
ArcelorMittal1	19,288,136	638,361
Syngenta AG1	1,974,315	490,962
Holcim Ltd1	7,314,544	470,220
Potash Corp. of Saskatchewan Inc.	3,193,300	459,963
POSCO1	957,890	433,494
Shin-Etsu Chemical Co., Ltd.1	8,876,000	433,414
Linde AG1	3,021,000	394,069
Impala Platinum Holdings Ltd.1	14,780,488	381,264
Barrick Gold Corp.	5,574,000	258,020
BASF SE1	3,610,000	228,078
BHP Billiton PLC1	7,100,000	226,702
Vedanta Resources PLC1	6,419,448	218,829
PT Semen Gresik (Persero) Tbk1	195,796,000	217,522
Akzo Nobel NV1	3,347,800	207,114
JFE Holdings, Inc.1	6,330,000	194,099
CRH PLC1	11,747,791	193,633
L’Air Liquide SA, non-registered shares1	1,265,066	154,782
Orica Ltd.1	6,198,775	154,045
UltraTech Cement Ltd.1	6,302,208	148,865
Xstrata PLC1	7,463,000	143,311
Vale SA, ordinary nominative (ADR)	4,000,000	125,080
Nitto Denko Corp.1	2,971,400	116,535
K+S AG1	1,838,000	110,070
Newcrest Mining Ltd.1	2,580,000	98,927
First Quantum Minerals Ltd.	1,281,900	97,491
Koninklijke DSM NV1	1,515,979	77,779
Rio Tinto PLC1	1,200,000	70,463
Israel Chemicals Ltd.1	4,900,000	69,236
Titan Cement Co. SA1	3,286,000	66,364
Givaudan SA1	45,332	46,346
Anglo American PLC1	1,115,000	45,254
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)3	4,908,307	41,721
		7,012,013

INDUSTRIALS — 6.75%
Siemens AG1	7,171,500	758,499
Schneider Electric SA1	4,733,857	601,479
Ryanair Holdings PLC (ADR)	16,857,900	519,392
Capita Group PLC1,2	31,129,005	384,716
FANUC LTD1	2,581,000	327,347
Komatsu Ltd.1	13,030,000	303,367
AB Volvo, Class B1,3	18,000,000	264,607
BAE Systems PLC1	47,590,000	256,171
Adani Enterprises Ltd.1	16,203,117	239,101
Air France1,2,3	15,010,900	230,134
Asahi Glass Co., Ltd.1	21,615,000	220,968
Legrand SA1	6,482,000	219,347
Geberit AG1	1,187,000	211,564
G4S PLC1	52,637,466	210,630
ABB Ltd1,3	8,565,000	180,725
Orkla AS1	17,243,900	159,034
Noble Group Ltd.1	110,246,000	158,480
Kubota Corp.1	17,250,000	158,314
Wolseley PLC1,3	6,057,291	152,495
Vallourec SA1	1,463,000	145,582
British Airways PLC1,3	37,588,000	143,319
Alstom SA1	2,738,000	140,085
Vestas Wind Systems A/S1,3	3,632,500	136,738
Nidec Corp.1	1,415,000	126,112
Qantas Airways Ltd.1,3	44,991,477	121,332
Beijing Enterprises Holdings Ltd.1	15,000,000	106,721
Canadian National Railway Co.	1,630,000	104,241
Deutsche Lufthansa AG1,3	5,000,000	92,058
East Japan Railway Co.1	1,350,000	81,591
Mitsubishi Corp.1	2,600,000	61,702
Experian PLC1	5,410,000	58,925
KONE Oyj, Class B1	775,000	40,075
SMC Corp.1	242,000	31,990
Finmeccanica SpA1	1,511,570	17,968
		6,964,809

ENERGY — 6.24%
BP PLC1	109,199,694	746,535
Royal Dutch Shell PLC, Class B1	14,110,000	411,909
Royal Dutch Shell PLC, Class A1	3,195,000	96,650
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	76,015
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	60,300
OAO Gazprom (ADR)1	27,332,000	575,134
Canadian Natural Resources, Ltd.	14,062,600	486,430
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,891,340	358,759
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	1,321,860	43,384
Saipem SpA, Class S1	7,966,566	319,828
Suncor Energy Inc. (CAD denominated)	7,434,000	242,044
Suncor Energy Inc.	1,695,000	55,172
Eni SpA1	12,857,000	277,577
China National Offshore Oil Corp.1	140,389,100	272,566
TOTAL SA1	4,968,000	256,246
TransCanada Corp.	6,425,218	238,362
Reliance Industries Ltd.1	9,085,910	199,699
Essar Energy PLC1,3	23,062,500	167,726
INPEX CORP.1	35,200	165,720
Cenovus Energy Inc.	5,555,000	159,756
SeaDrill Ltd.1	5,500,446	159,468
Cameco Corp.	4,882,000	135,378
Nexen Inc.	6,198,322	124,701
Oil Search Ltd.1	19,000,000	113,081
BG Group PLC1	6,135,000	107,876
Statoil ASA1	4,828,320	100,802
Cairn India Ltd.1,3	12,812,190	95,564
Woodside Petroleum Ltd.1	2,107,964	89,406
JSC KazMunaiGas Exploration Production (GDR)1	4,874,748	86,175
Acergy SA1	3,910,000	72,235
Sasol Ltd.1	1,517,000	68,028
OJSC OC Rosneft (GDR)1	6,395,000	42,758
Tenaris SA (ADR)	1,040,000	39,957
		6,445,241

UTILITIES — 1.97%
GDF SUEZ1	14,626,539	525,247
Hongkong Electric Holdings Ltd.1	43,010,000	261,452
Hong Kong and China Gas Co. Ltd.1	98,116,975	248,369
SUEZ Environnement Co.1	10,701,500	198,052
National Grid PLC1	21,255,000	180,429
Electricité de France SA1	4,080,906	176,145
Fortum Oyj1	5,215,260	136,606
E.ON AG1	3,000,000	88,300
Red Eléctrica de Corporación, SA1	1,545,000	72,760
RWE AG1	800,000	53,964
CEZ, a s1	1,112,000	49,840
Scottish and Southern Energy PLC1	2,125,000	37,337
		2,028,501

MISCELLANEOUS — 2.34%
Other common stocks in initial period of acquisition		2,418,649

Total common stocks (cost: $71,651,933,000)		94,994,142

Rights — 0.04%

MISCELLANEOUS — 0.04%
Other rights in initial period of acquisition		44,423

Total rights (cost: $0)		44,423

	Principal amount
Bonds & notes — 0.05%	(000)

FINANCIALS — 0.05%
Westfield Group 7.125% 20184	$42,735	50,332

Total bonds & notes (cost: $33,994,000)		50,332

Short-term securities — 7.85%

Freddie Mac 0.16%–0.44% due 10/1/2010–6/21/2011	2,974,634	2,972,544
Fannie Mae 0.16%–0.51% due 10/1/2010–6/1/2011	2,433,665	2,432,322
Straight-A Funding LLC 0.24%–0.31% due 10/26–12/16/20104	510,882	510,664
National Australia Funding (Delaware) Inc. 0.24%–0.27% due 12/3/2010–1/21/20114	277,600	277,435
Federal Farm Credit Banks 0.29%–0.43% due 3/31–6/14/2011	275,000	274,568
Bank of Nova Scotia 0.22%–0.245% due 10/5–12/7/2010	245,200	245,115
Federal Home Loan Bank 0.26%–0.28% due 12/15/2010	194,400	194,328
Commonwealth Bank of Australia 0.25%–0.33% due 10/13–12/29/20104	166,400	166,340
Société Générale North America, Inc. 0.23%–0.235% due 10/6–10/14/2010	165,400	165,390
Wal-Mart Stores Inc. 0.20% due 11/3–11/4/20104	150,000	149,971
International Bank for Reconstruction and Development 0.21% due 2/7/2011	106,200	106,124
Toronto-Dominion Holdings USA Inc. 0.22% due 10/29/20104	60,800	60,788
Novartis Securities Investment Ltd. 0.22%–0.24% due 10/1–12/20/20104	52,400	52,387
Procter & Gamble Co. 0.26% due 12/2/20104	50,400	50,382
Roche Holdings, Inc. 0.19% due 10/18/20104	50,000	49,995
General Electric Capital Services, Inc. 0.23% due 10/27/2010	50,000	49,992
Coca-Cola Co. 0.23% due 1/4/20114	50,000	49,969
Bank of America Corp. 0.27% due 1/3/2011	48,300	48,269
Bank of Montreal 0.23% due 10/4/2010	40,000	40,000
U.S. Treasury Bill 0.40% due 10/21/2010	40,000	39,997
Variable Funding Capital Corp. 0.23% due 10/20/20104	40,000	39,995
KfW 0.27% due 11/10/20104	29,600	29,593
British Columbia (Province of) 0.34% due 10/28/2010	29,100	29,095
Old Line Funding, LLC 0.25% due 11/18/20104	26,400	26,391
Canada Bills 0.20% due 11/22/2010	25,000	24,992
Canadian Imperial Holdings Inc. 0.24% due 11/10/2010	20,400	20,393

Total short-term securities (cost: $8,105,130,000)		8,107,039

Total investment securities (cost: $79,791,057,000)		103,195,936
Other assets less liabilities		26,011

Net assets		$103,221,947

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $83,985,185,000, which represented 81.36% of the net assets of the fund. This amount includes $83,731,809,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Security did not produce income during the last 12 months.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,543,322,000, which represented 1.50% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-916-1110O-S25534

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 30, 2010